Income Taxes (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Net deferred tax assets - Non-current:
Expected income tax benefit from NOL carry-forwards	$ 3,100,000	$ 1,910,000
Less valuation allowance	(3,100,000)	(1,910,000)
Deferred tax assets, net of valuation allowance